Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.1%
20,292		ASX Ltd.	$ 1,149,530	0.4
216,920		Aurizon Holdings Ltd.	615,597	0.2
22,644		Australia & New Zealand Banking Group Ltd.	460,998	0.2
51,242		BHP Group Ltd.	2,012,720	0.7
64,570		Brambles Ltd.	552,826	0.2
43,465		Goodman Group	722,915	0.2
285,310		Medibank Pvt Ltd.	695,836	0.2
21,473		Rio Tinto Ltd.	2,104,562	0.7
23,244		Wesfarmers Ltd.	1,047,992	0.3
			9,362,976	3.1

		Canada: 4.3%
29,608		BCE, Inc.	1,477,790	0.5
17,197		Canadian Imperial Bank of Commerce - XTSE	1,999,654	0.6
10,994		Canadian Natural Resources Ltd.	362,795	0.1
204		Constellation Software, Inc./Canada	326,771	0.1
14,678		National Bank Of Canada	1,123,439	0.4
25,029		Pembina Pipeline Corp.	827,345	0.3
28,193		Quebecor, Inc.	737,592	0.2
22,751		Royal Bank of Canada	2,300,995	0.8
78,228		TELUS Corp.	1,737,494	0.6
16,243		Waste Connections, Inc.	2,057,826	0.7
			12,951,701	4.3

		China: 0.5%
475,000		BOC Hong Kong Holdings Ltd.	1,525,360	0.5
12,100,000	(1),(2)	China Hongxing Sports Ltd.	–	–
			1,525,360	0.5

		Denmark: 1.0%
153		AP Moller - Maersk A/S - Class B	424,609	0.2
16,220		Novozymes A/S	1,274,321	0.4
47,980		Tryg A/S	1,185,815	0.4
			2,884,745	1.0

		Finland: 1.1%
19,699		Kone Oyj	1,631,607	0.6
110,120		Nordea Bank Abp	1,289,551	0.4
9,528		Orion Oyj	405,565	0.1
			3,326,723	1.1

		France: 2.2%
6,501		Air Liquide SA	1,130,583	0.4
12,508		Cie de Saint-Gobain	894,054	0.3
6,310		Dassault Systemes SE	348,075	0.1
3,359		Iliad SA	723,884	0.2
6,689		Legrand S.A.	753,826	0.3
85,971		Orange SA	956,786	0.3
6,213		Schneider Electric SE	1,040,609	0.3
2,491		SEB SA	413,902	0.1
13,627		Vivendi SE	460,409	0.2
			6,722,128	2.2

		Germany: 2.5%
3,577		Deutsche Boerse AG	596,875	0.2
33,339		Deutsche Post AG	2,259,433	0.7
98,570		Deutsche Telekom AG	2,045,745	0.7
26,594		RWE AG	945,571	0.3
2,575		Siemens AG	401,786	0.1
9,658		Symrise AG	1,424,067	0.5
			7,673,477	2.5

		Hong Kong: 1.4%
87,500		CK Hutchison Holdings Ltd.	639,302	0.2
129,500		CLP Holdings Ltd.	1,335,330	0.5
20,000		Hong Kong Exchanges and Clearing Ltd.	1,278,194	0.4
139,000		Power Assets Holdings Ltd.	898,662	0.3
			4,151,488	1.4

		Ireland: 1.3%
9,289		CRH PLC	464,257	0.2
18,925		Medtronic PLC	2,485,042	0.8
14,637		Smurfit Kappa PLC	825,735	0.3
			3,775,034	1.3

		Israel: 0.3%
107,934	(2)	Bank Leumi Le-Israel BM	824,744	0.3

		Italy: 1.6%
2,736		DiaSorin SpA	555,286	0.2
37,181		ENI S.p.A.	439,690	0.1
51,454	(2)	FinecoBank Banca Fineco SpA	921,360	0.3
515,920		Intesa Sanpaolo SpA	1,425,258	0.5
46,531	(3)	Poste Italiane SpA	615,723	0.2
127,945		Terna SPA	1,015,426	0.3
			4,972,743	1.6

		Japan: 7.5%
22,400		Dai Nippon Printing Co., Ltd.	527,864	0.2
411,500		ENEOS Holdings, Inc.	1,728,545	0.6
5,500		Hoya Corp.	776,433	0.3
14,400		Idemitsu Kosan Co., Ltd.	338,974	0.1
33,800		Japan Tobacco, Inc.	660,462	0.2
11,900		Lawson, Inc.	598,095	0.2
14,300		Lixil Corp.	390,248	0.1
7,500		McDonald's Holdings Co. Japan Ltd.	337,994	0.1
132,400		Mitsubishi UFJ Financial Group, Inc.	699,427	0.2
2,600		Nintendo Co., Ltd.	1,336,668	0.4
42,300		Nippon Telegraph & Telephone Corp.	1,083,224	0.4
7,600		Nissan Chemical Corp.	372,504	0.1
3,700		Nitto Denko Corp.	274,904	0.1
41,300		Osaka Gas Co., Ltd.	771,596	0.3
4,100		Rohm Co., Ltd.	399,988	0.1
17,500		Secom Co., Ltd.	1,324,586	0.4
55,800		Sekisui House Ltd.	1,105,146	0.4
1,500		SMC Corp.	891,711	0.3
153,000		SoftBank Corp.	1,998,365	0.7

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
8,500	Sohgo Security Services Co., Ltd.	$ 397,466	0.1
55,300	Sumitomo Chemical Co., Ltd.	287,865	0.1
36,700	Sumitomo Mitsui Financial Group, Inc.	1,237,123	0.4
44,800	Sumitomo Mitsui Trust Holdings, Inc.	1,470,599	0.5
52,800	T&D Holdings, Inc.	675,563	0.2
27,900	Tokyo Gas Co., Ltd.	528,112	0.2
23,200	Trend Micro, Inc.	1,207,864	0.4
4,700	Tsuruha Holdings, Inc.	554,905	0.2
18,100	Welcia Holdings Co. Ltd.	616,119	0.2
		22,592,350	7.5

	Netherlands: 0.7%
1,791	ASM International NV	635,646	0.2
36,505	Koninklijke Ahold Delhaize NV	1,134,757	0.4
6,497	Koninklijke Philips NV	299,574	0.1
		2,069,977	0.7

	New Zealand: 0.1%
107,236	Spark New Zealand Ltd.	353,961	0.1

	Norway: 0.1%
8,054	Yara International ASA	424,498	0.1

	Singapore: 0.3%
93,600	Singapore Exchange Ltd.	818,999	0.3

	Spain: 0.4%
49,697	Endesa S.A.	1,207,175	0.4

	Sweden: 0.3%
92,630	Swedish Match AB	829,499	0.3

	Switzerland: 1.4%
402	Geberit AG - Reg	330,073	0.1
17,243	Holcim Ltd.	1,010,805	0.4
944	Roche Holding AG	364,679	0.1
1,696	Sonova Holding AG - Reg	665,909	0.2
4,279	Zurich Insurance Group AG	1,725,185	0.6
		4,096,651	1.4

	United Kingdom: 4.2%
57,450	3i Group PLC	1,021,076	0.3
37,713	British American Tobacco PLC	1,402,645	0.5
147,692	Direct Line Insurance Group PLC	610,522	0.2
95,326	GlaxoSmithKline PLC	1,882,112	0.6
17,098	Hikma Pharmaceuticals PLC	628,722	0.2
48,288	Imperial Brands PLC	1,033,867	0.3
9,370	Janus Henderson Group PLC	392,041	0.1
3,858	London Stock Exchange Group PLC	402,281	0.1
13,655	Reckitt Benckiser Group PLC	1,044,609	0.4
111,759	Sage Group PLC/The	1,089,365	0.4
33,448	Segro PLC	565,416	0.2
40,231	Standard Chartered PLC	241,178	0.1
38,022	United Utilities Group PLC	566,131	0.2
858,884	Vodafone Group PLC	1,381,053	0.5
1,325	Willis Towers Watson PLC	273,056	0.1
		12,534,074	4.2

	United States: 63.7%
31,796	AbbVie, Inc.	3,697,875	1.2
16,109	Aflac, Inc.	885,995	0.3
11,698	Agilent Technologies, Inc.	1,792,485	0.6
1,981	Alexandria Real Estate Equities, Inc.	398,855	0.1
10,268	Allison Transmission Holdings, Inc.	409,796	0.1
3,611	Allstate Corp.	469,611	0.2
11,167	Ally Financial, Inc.	573,537	0.2
49,869	Altria Group, Inc.	2,395,707	0.8
20,039	Amdocs Ltd.	1,545,207	0.5
540	Amdocs Ltd.	41,639	0.0
15,227	American Homes 4 Rent	639,534	0.2
2,724	American Tower Corp.	770,347	0.3
11,877	American Water Works Co., Inc.	2,020,396	0.7
2,638	Ameriprise Financial, Inc.	679,443	0.2
2,150	Ametek, Inc.	298,957	0.1
9,521	Amgen, Inc.	2,299,702	0.8
157,076	Antero Midstream Corp.	1,492,222	0.5
2,093	Anthem, Inc.	803,733	0.3
4,772	AO Smith Corp.	335,615	0.1
7,480	Aptargroup, Inc.	964,322	0.3
13,038	Avnet, Inc.	538,730	0.2
3,454	Bank of Hawaii Corp.	289,134	0.1
25,326	Bank OZK	1,031,021	0.3
6,945	Becton Dickinson & Co.	1,776,184	0.6
3,109	Blackrock, Inc.	2,696,032	0.9
24,085	Blackstone, Inc.	2,776,278	0.9
18,322	Booz Allen Hamilton Holding Corp.	1,572,211	0.5
44,566	Bristol-Myers Squibb Co.	3,024,694	1.0
6,859	Brookfield Renewable Corp.	291,051	0.1
2,736	Carlisle Cos., Inc.	553,329	0.2
1,649	Chemed Corp.	784,957	0.3
6,075	Chevron Corp.	618,496	0.2
5,902	Church & Dwight Co., Inc.	510,995	0.2
1,873	Cigna Corp.	429,835	0.1
72,870	Cisco Systems, Inc.	4,034,812	1.3
14,343	Citigroup, Inc.	969,874	0.3
27,193	Colgate-Palmolive Co.	2,161,843	0.7
15,497	Commerce Bancshares, Inc.	1,096,103	0.4
18,911	ConocoPhillips	1,060,151	0.4
12,675	Coresite Realty Corp.	1,751,812	0.6

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
28,375		Corporate Office Properties Trust SBI MD	$ 835,360	0.3
1,451		Deere & Co.	524,667	0.2
6,771		Dollar General Corp.	1,575,205	0.5
4,254	(2)	DT Midstream, Inc.	180,370	0.1
8,508		DTE Energy Co.	998,159	0.3
8,456		Duke Energy Corp.	888,810	0.3
10,915		Duke Realty Corp.	555,355	0.2
12,183		Electronic Arts, Inc.	1,753,865	0.6
3,505		Emerson Electric Co.	353,619	0.1
14,646		Entergy Corp.	1,507,366	0.5
1,438		Equinix, Inc.	1,179,750	0.4
194,151		Equitrans Midstream Corp.	1,595,921	0.5
2,736		Everest Re Group Ltd.	691,743	0.2
28,037		Evergy, Inc.	1,828,573	0.6
8,100		Exelon Corp.	379,080	0.1
3,490		FedEx Corp.	977,026	0.3
14,980		First American Financial Corp.	1,008,304	0.3
9,439		First Industrial Realty Trust, Inc.	517,068	0.2
54,822		Flowers Foods, Inc.	1,291,606	0.4
6,660		FMC Corp.	712,287	0.2
19,497		Gaming and Leisure Properties, Inc.	922,988	0.3
6,807		Garmin Ltd.	1,070,060	0.4
28,021		General Mills, Inc.	1,649,316	0.5
6,349		Genpact Ltd.	316,244	0.1
42,608		Gentex Corp.	1,449,950	0.5
36,746		Gilead Sciences, Inc.	2,509,384	0.8
41,564		GrafTech International Ltd.	472,583	0.2
7,836		Hanover Insurance Group, Inc.	1,064,912	0.4
9,444		Hershey Co.	1,689,343	0.6
6,237		Honeywell International, Inc.	1,458,148	0.5
852		Humana, Inc.	362,833	0.1
28,248		International Paper Co.	1,631,604	0.5
3,749		Intuit, Inc.	1,986,858	0.7
28,497		Invitation Homes, Inc.	1,159,258	0.4
32,398		Johnson & Johnson	5,578,936	1.9
19,781		Johnson Controls International plc	1,412,759	0.5
18,399		JPMorgan Chase & Co.	2,792,600	0.9
9,969		Kimberly-Clark Corp.	1,352,993	0.4
65,315		Kinder Morgan, Inc.	1,135,175	0.4
30,538		Knight-Swift Transportation Holdings, Inc.	1,517,433	0.5
8,390		Kroger Co.	341,473	0.1
23,119		Lazard Ltd.	1,091,217	0.4
7,198		Leidos Holdings, Inc.	766,011	0.3
7,885		Life Storage, Inc.	925,384	0.3
2,939		LPL Financial Holdings, Inc.	414,517	0.1
2,535		MarketAxess Holdings, Inc.	1,204,556	0.4
19,811		Masco Corp.	1,182,915	0.4
2,779		McDonald's Corp.	674,491	0.2
8,319		McKesson Corp.	1,695,662	0.6
46,251		Merck & Co., Inc.	3,555,314	1.2
6,519		Microsoft Corp.	1,857,328	0.6
14,659		Mondelez International, Inc.	927,328	0.3
5,189		MSC Industrial Direct Co.	462,703	0.2
3,216		MSCI, Inc. - Class A	1,916,607	0.6
12,152		Nasdaq, Inc.	2,269,143	0.8
11,824		National Fuel Gas Co.	608,108	0.2
12,856		National Storage Affiliates Trust	696,410	0.2
1,630		NewMarket Corp.	514,933	0.2
45,718		NiSource, Inc.	1,132,435	0.4
41,626		Old Republic International Corp.	1,026,497	0.3
25,916		Omega Healthcare Investors, Inc.	940,232	0.3
11,450		Packaging Corp. of America	1,620,175	0.5
17,209		PepsiCo, Inc.	2,700,953	0.9
97,102		Pfizer, Inc.	4,156,937	1.4
26,592		Philip Morris International, Inc.	2,661,593	0.9
15,222		Phillips 66	1,117,751	0.4
5,935		Pinnacle West Capital Corp.	495,869	0.2
23,094		Procter & Gamble Co.	3,284,660	1.1
19,387		Progressive Corp.	1,844,867	0.6
7,795		Prosperity Bancshares, Inc.	531,541	0.2
17,693		Public Service Enterprise Group, Inc.	1,101,035	0.4
9,666		Qualcomm, Inc.	1,447,967	0.5
2,279		Regal Beloit Corp.	335,537	0.1
20,944		Regions Financial Corp.	403,172	0.1
17,348		Republic Services, Inc.	2,053,309	0.7
2,536		Rockwell Automation, Inc.	779,617	0.3
3,922		Roper Technologies, Inc.	1,927,035	0.6
14,042		Royal Gold, Inc.	1,706,384	0.6
6,791		Ryder System, Inc.	517,135	0.2
4,419		S&P Global, Inc.	1,894,514	0.6
27,279		Service Corp. International	1,704,665	0.6
17,454		Silgan Holdings, Inc.	707,236	0.2
6,234		Stifel Financial Corp.	414,810	0.1
5,821		Sun Communities, Inc.	1,141,556	0.4
52,677		Switch, Inc.	1,088,307	0.4
15,630		Synchrony Financial	734,923	0.2
5,236		SYNNEX Corp.	625,911	0.2
11,588		T. Rowe Price Group, Inc.	2,365,806	0.8
12,632		Target Corp.	3,297,584	1.1
15,959		Texas Instruments, Inc.	3,042,105	1.0
3,168		Thermo Fisher Scientific, Inc.	1,710,752	0.6
19,065		Tradeweb Markets, Inc.	1,653,507	0.5
6,984		UMB Financial Corp.	653,702	0.2
55,309		Umpqua Holdings Corp.	1,043,681	0.3
3,448		United Parcel Service, Inc. - Class B	659,809	0.2
1,619		UnitedHealth Group, Inc.	667,384	0.2
18,982		US Bancorp	1,054,260	0.3
69,719		Verizon Communications, Inc.	3,888,926	1.3

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
16,660	Washington Federal, Inc.	$ 537,618	0.2
15,004	Waste Management, Inc.	2,224,493	0.7
21,972	Wells Fargo & Co.	1,009,394	0.3
19,450	Werner Enterprises, Inc.	889,060	0.3
7,870	Weyerhaeuser Co.	265,455	0.1
78,587	Williams Cos., Inc.	1,968,604	0.7
12,749	World Fuel Services Corp.	439,331	0.1
8,708	Zoetis, Inc.	1,765,112	0.6
		191,707,337	63.7

	Total Common Stock
	(Cost $245,921,427)	294,805,640	98.0

EXCHANGE-TRADED FUNDS: 1.5%
28,388	iShares MSCI EAFE Value Index ETF	1,465,389	0.5
18,990	iShares Russell 1000 Value ETF	3,037,830	1.0

	Total Exchange-Traded Funds
	(Cost $4,502,219)	4,503,219	1.5

	Total Long-Term Investments
	(Cost $250,423,646)	299,308,859	99.5

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,033,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,033,000)	1,033,000	0.3

	Total Short-Term Investments
	(Cost $1,033,000)	1,033,000	0.3

	Total Investments in Securities (Cost $251,456,646)	$ 300,341,859	99.8
	Assets in Excess of Other Liabilities	499,899	0.2
	Net Assets	$ 300,841,758	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of July 31, 2021.

Sector Diversification	Percentage of Net Assets
Financials	22.0%
Health Care	14.9
Industrials	12.2
Consumer Staples	9.6
Information Technology	6.8
Communication Services	6.6
Materials	6.5
Utilities	6.2
Real Estate	4.6
Energy	4.4
Consumer Discretionary	4.2
Exchange-Traded Funds	1.5
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,362,976	$–	$9,362,976
Canada	12,951,701	–	–	12,951,701
China	–	1,525,360	–	1,525,360
Denmark	–	2,884,745	–	2,884,745
Finland	–	3,326,723	–	3,326,723
France	–	6,722,128	–	6,722,128
Germany	–	7,673,477	–	7,673,477
Hong Kong	–	4,151,488	–	4,151,488
Ireland	2,485,042	1,289,992	–	3,775,034
Israel	–	824,744	–	824,744
Italy	–	4,972,743	–	4,972,743
Japan	–	22,592,350	–	22,592,350
Netherlands	–	2,069,977	–	2,069,977
New Zealand	–	353,961	–	353,961
Norway	–	424,498	–	424,498
Singapore	–	818,999	–	818,999
Spain	–	1,207,175	–	1,207,175
Sweden	–	829,499	–	829,499
Switzerland	–	4,096,651	–	4,096,651
United Kingdom	665,097	11,868,977	–	12,534,074
United States	191,707,337	–	–	191,707,337
Total Common Stock	207,809,177	86,996,463	–	294,805,640
Exchange-Traded Funds	4,503,219	–	–	4,503,219
Short-Term Investments	1,033,000	–	–	1,033,000
Total Investments, at fair value	$213,345,396	$86,996,463	$–	$300,341,859

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $252,120,944.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$54,145,429
Gross Unrealized Depreciation	(5,819,205)

Net Unrealized Appreciation	$48,326,224